DISCONTINUED OPERATION (Schedule of Balance Sheets Information of Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Account receivables		$ 821
Inventory		580
Fixed assets, net		438
Customers' relationship		388
Total Assets		2,227
Liability:
Account payables	179	158
Total Liabilities	$ 179	$ 158